Provisions for legal proceedings (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provisions for Legal Proceedings

Provisions for legal proceedings are set out as follows:

	12.31.2018	12.31.2017
Current and Non-current liabilities
Labor claims	1,093	1,364
Tax claims	491	1,229
Civil claims	5,710	4,342
Environmental claims	111	91

Total	7,405	7,026

Current liabilities	3,482	2,256
Non-current liabilities	3,923	4,770

Summary of Reconciliation of Provisions for Legal Proceedings

	Jan-Dec/2018	Jan-Dec/2017
Opening Balance	7,026	3,391
Additions, net of reversals	1,325	3,937
Use of provision	(650)	(454)
Accruals and charges	736	285
Others	95	—
Cumulative translation adjustment	(1,127)	(133)

Closing Balance	7,405	7,026

Summary of Judicial Deposits with Legal Proceedings

Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

	12.31.2018	12.31.2017
Non-current assets
Tax	4,563	3,302
Labor	1,161	1,209
Civil	823	891
Environmental	160	176
Others	4	4

Total	6,711	5,582

Summary of Reconciliation of Judicial Deposits with Legal Proceedings

	12.31.2018	12.31.2017
Opening Balance	5,582	3,999
Additions	1,883	1,601
Use	(86)	(138)
Accruals and charges	294	226
Others	26	—
Cumulative translation adjustment	(988)	(106)

Closing Balance	6,711	5,582

Summary of Contingent Liabilities

As of December 31, 2018, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	12.31.2018	12.31.2017
Tax	37,290	39,137
Labor	8,619	7,202
Civil - General	6,539	9,621
Civil - Environmental	4,221	2,354

Total	56,669	58,314

Summary of Nature of Contingent Liabilities

A brief description of the nature of the main contingent liabilities (tax, civil, environmental and labor) is set out in the following table:

	Estimate
Description of tax matters	12.31.2018	12.31.2017
Plaintiff: Secretariat of the Federal Revenue of Brazil
1) Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.

Current status: The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion.

The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understands there is a possible likelihood of loss, since there are legal predictions in line with the position of the Company.

	11,568	13,041

2) Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).

Current status: This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company. There is a notice issued for one more year.	5,208	3,988
3) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.

Current status: This claim involves lawsuits in different administrative and judicial stages.	3,156	3,621

4) Incidence of social security contributions over contingent bonuses paid to employees.

Current status: A definitive favorable decision was rendered for some cases, and the remaining claims involve lawsuits in different administrative and judicial stages.	929	1,541

5) Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.
Current status: This claim involves lawsuits in different judicial stages.	588	672

6) Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.

Current status: The court ruled on this matter in the second quarter of 2017 granting the deduction of these expenses from the taxable profit computation, but limited it to 20% of the payroll and compensation of key management participants in the plan. In 2017, after assessing the fundamentals of this court ruling, the Company considered as probable the likelihood of outflow of resources with respect to the portion of the deduction that exceeds the 20% limit, and as remote the portion within the 20% limit.

The other claims of this item, which have different legal basis, remain with their likelihood of loss as possible and are in different administrative and judicial stages.

	542	613

Plaintiff: States of SP, CE, PB, RJ, BA, PA, AL and SE Finance Departments

7) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.

Current status: This claim involves several tax notices from the states, including two new material notices applied in the third quarter of 2018, which are in different administrative and judicial stages.	1,323	578

Plaintiff: States of RJ, BA and AL Finance Departments

8) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.

Current status: This claim involves lawsuits in different administrative and judicial stages.	1,198	1,366

Plaintiff: Municipal governments of the cities of Anchieta, Aracruz, Guarapari, Itapemirim, Marataízes, Linhares, Vila Velha and Vitória

9) Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their “respective coastal waters”.

Current status: This claim involves lawsuits in different administrative and judicial stages.	1,123	1,224

Plaintiff: States of RJ, SP, PR, RO and MG Finance Departments

10) Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.

Current status: This claim involves lawsuits in different administrative and judicial stages.	965	1,087

Plaintiff: States of RJ, AL, AM, PA, BA, GO, MA, SP and PE Finance Departments

11) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.

Current status: This claim involves lawsuits in different administrative and judicial stages.	942	1,029

Plaintiff: States of RJ, SP, ES, BA, PE, MG, RS, AL, SE and CE Finance Departments

12) Misappropriation of VAT tax credit (ICMS) that, per the tax authorities, are not related to property, plant and equipment.

Current status: This claim involves lawsuits in different administrative and judicial stages.	900	994

Plaintiff: States of PR, AM, BA, ES, PA, PE, SP, PB and AL Finance Departments

13) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.

Current status: This claim involves lawsuits in different administrative and judicial levels.	890	976

Plaintiff: States of RJ Finance Departments

14) The plaintiff alegges that the transfers without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.

Current status: The Company presented administrative defense from the notices issued, pending court assessment.	800	—

Plaintiff: States of SP, RS and SC Finance Departments

15) Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.

Current status: This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.	740	852

Plaintiff: State of São Paulo Finance Department

16) Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.	—	—

Current status: This claim involves lawsuits in different administrative and judicial stages. In the third quarter of 2018, the company obtained final favorable decisions in proceedings in administrative stages, contributing to the partial reduction of the exposure.	659	887

17) Charge of VAT (ICMS), as a result of the temporary admission being unauthorized, since the customs clearance regarding the import of the rig has been done in Rio de Janeiro instead of São Paulo.
Current status: This claim involves lawsuits in different judicial stages. The State of São Paulo Finance Department appeal was denied, thus the likelihood of loss became remote in the third quarter of 2018.	—	761

Plaintiff: States of MG, MT, GO, RJ, PA, CE, BA, PR, SE, AL, RN, SP and PR Finance Departments
18) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to inventories.
Current status: There are notices issued by these states. This claim involves lawsuits in different administrative and judicial stages.	589	284

Plaintiff: States of RJ, SP, SE and BA Finance Departments
19) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different administrative and judicial stages. New lawsuits during the third quarter of 2018 contributed to the increase of the balance.	567	513

Plaintiff: States of GO, PA, RJ, RR, SC, SP and TO.

20) Charge of VAT (ICMS) on remittance and symbolic return of jet fuel to retail establishment which, in the understanding of the tax authority, should have retention and collection of the ICMS for the subsequent operations, since it is considered a remittance to a retail taxpayer established in the State.
Current status: This claim involves lawsuits in different administrative and judicial stages.	373	416

Plaintiff: States of PE and BA Finance Departments.

21) Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), consequently charging the difference on the tax levied on the sale and transfer transactions.

Current status: This claim involves lawsuits in different judicial stages.	304	335

Plaintiff: States of AM, RS and RJ Finance Departments

22) Disagreement about the basis of calculation of VAT (ICMS) on interstate sales and transfers between different stores from the same contributor.

Current status: This claim involves lawsuits in different administrative and judicial stages.	174	448

23) Other tax matters	3,752	3,911

Total for tax matters	37,290	39,137

	Estimate
Description of labor matters	12.31.2018	12.31.2017
Plaintiff: Employees and Sindipetro Union of ES, RJ, BA, MG, SP, PE, PB, RN, CE, PI, PR and SC.

1) Actions requiring a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.

Current status: The Superior Labor Court (Tribunal Superior do Trabalho - TST) denied the special appeal filed by the Company. Petrobras filed a Motion for Clarification on the decision, which was denied by the TST. The Company will file the appropriate appeal. On July 26, 2018, a minister of the Superior Federal Court (Superior Tribunal Federal - STF) granted Petrobras’ request to prevent the effects of the judgment of the TST, determining the suspension of individual and class actions on this subject, pending the deliberation on this matter in the Supreme Court or further deliberation of the rapporteur minister assigned to this case. On August 13, 2018, the rapporteur confirmed the decision of the minister and extended the decision to the ongoing actions on the matter, suspending all cases relating to this subject.	6,254	4,516

Plaintiff: Sindipetro of Norte Fluminense – SINDIPETRO/NF

2) The plaintiff claims Petrobras failed to pay overtime for standby work exceeding 12-hours per day. It also demands that the Company respects a 12-hour limit of standby work per workday, as well as an 11-hour period for rest between workdays, subject to a daily fine.

Current status: The claim was denied by the TST, but the plaintiff is still able to appeal.	352	389

3) Other labor matters	2,013	2,297

Total for labor matters	8,619	7,202

	Estimate
Description of civil matters	12.31.2018	12.31.2017
Plaintiff: Several plaintiffs in Brazil and EIG Management Company in USA

1) Arbitration in Brazil and lawsuit in the USA regarding Sete Brasil.

Current status: The Company litigates, confidentially, in several arbitrations on the case, one of them was given arbitration award favorable to Petrobras. The unsuccessful investor in this arbitration award filed an annulment requirement, which did not have the injunction granted even with appeal to the lower court. The lawsuit brought by EIG and its affiliates alleges that the Company has committed fraud by inducing the claimants to invest in “Sete” through communications that would have omitted an alleged corruption scheme involving Petrobras and “Sete” . The U.S. District Court for the District of Columbia upheld in part Petrobras’ preliminary defense (motion to dismiss).Petrobras appealed the court’s decision to dismiss in part Petrobras’ preliminary defense. On January 19, 2018, oral argument on the appeal was held before the U.S. Court of Appeals for the District of Columbia Circuit. On July 3, 2018, a panel of the Court of Appeals rendered a decision, by a majority, rejecting Petrobras’ appeal. This ruling did not discuss the merits of EIG’s allegations and examined only whether Petrobras would be exempt from prosecution in the US at the initial stage of the case. Petrobras presented a Petition for Rehearing on August 2, 2018 and on October 1st, 2018 the D.C. Circuit denied it.	2,082	2,127

Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP

2) Administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields. It also includes contention about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation.

Current status: The claims involve lawsuits in different administrative and judicial stages.	1,663	1,635

3) Proceedings challenging an ANP order requiring Petrobras to unite Lula and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows:

a) Lula and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the arbitration is stayed and currently the payment of these alleged differences have been made directly to ANP, until a final judicial decision is handed down.

b) Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed.

c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing. On both parties initiative, the arbitration is stayed.

d) Parque das Baleias complex: the Judiciary stated decisions allowing the arbitration with ANP. Therefore, the Chamber of Arbitration disallowed ANP to charge for special participation, establishing that Petrobras should provide collateral on the debt to be negotiated. On both parties initiative, the arbitration is stayed, with the objective of seeking an alternative to solve this dispute, which amounts to US$ 2.8 billion at December 31, 2018. In December 2018, the ANP held a hearing presenting a draft of the preliminary agreement developed by the technical departments of Petrobras and ANP, including the calculation of the updated amounts of special participation due up the last quarter of 2018, totaling US$ 0.9 billion. Therefore, the Company believes, as of December 31, 2018, that an outflow of resources in this amount is probable to settle the controversy with the ANP and, as a result, recognized a provision for this proceeding in 2018.

	287	2,633

Plaintiff: Vantage Deepwater Company and Vantage Deepwater Drilling Inc.

4) International litigations relating to the unilateral termination of the drilling service contract tied to Titanium Explorer drilling rig.
Current status: An unfavorable arbitration award was rendered on July 2, 2018 in Texas, USA. The Arbitral Tribunal formed by three arbitrators decided by a majority vote that Vantage is entitled to receive US$ 622 million, bearing interests at a 15.2% annual rate, in compensation for early termination of the contract related to the drilling service provided by the Titanium Explorer drilling rig, and for services already billed. On August 31, 2018, the Company challenged the arbitral award, arguing that it has been denied the fundamental safeguards of due process, as expressed by the dissenting arbitrator. On August 27, 2018, the Dutch Judiciary granted an injunction in favor of Vantage, blocking any amounts and assets due to Petrobras, arising from obligations of some of its Netherlands-based subsidiaries until August 27, 2018, limited to US$ 684 million. The injunction also reaches the subsidiaries Petrobras Netherlands B.V. and Petrobras International Braspetro B.V. On November 15, 2018, Vantage filed a motion before the Dutch Judicial Branch for the recognition of the arbitration award. On December 19, 2018, the Federal Court of Texas denied the Company’s request to collect the dissenting arbitrator’s testimony. On March 08, 2019, the Federal Court of Texas will hold a final hearing on the request for confirmation of the arbitration award made by Vantage and the request for annulment made by Petrobras. Therefore, the Company understands the chance of loss is probable and made a provision for this proceeding in the last quarter of 2018.	—	400

5) Other civil matters	2,507	2,826

Total for civil matters	6,539	9,621

	Estimate
Description of environmental matters	12.31.2018	12.31.2017
Plaintiff: Ministério Público do Estado do Rio de Janeiro.

1) Five public civil actions filed by the Public Prosecutor’s Office of the State of Rio de Janeiro against Petrobras, the State Environmental Institute - INEA and Rio de Janeiro State, requesting proof of compliance with regulation relating to the environmental licensing of COMPERJ, complementation of technical researchs, as well as compensation for collective material and moral damages.

Current status: The five actions are currently stayed.	2,096	—

Plaintiff: Ministério Público Federal, Ministério Público Estadual do Paraná, AMAR - Associação de Defesa do Meio Ambiente de Araucária, IAP - Instituto Ambiental do Paraná and IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis.

2) Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.

Current status: The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal.	901	942

Plaintiff: Instituto Brasileiro de Meio Ambiente - IBAMA and Ministério Público Federal

3) Administrative proceedings arising from environmental fines related to exploration and production operations (Upstream) contested because of disagreement over the interpretation and application of standards by IBAMA, as well as a public civil action filed by the Ministério Público Federal for alleged environmental damage due to the accidental sinking of P-36 Platform.

Current status: A number of defense trials and the administrative appeal regarding the fines are pending, and others are under judicial discussion. With respect to the civil action, the Company appealed the ruling that was unfavorable in the lower court and monitors the use of the procedure that will be judged by the Regional Federal Court.	400	444

4) Other environmental matters	824	968

Total for environmental matters	4,221	2,354